Deposits and Subordinated Debt - Summary of Deposits (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Disclosure Of Deposits [Line Items]
Interest bearing	$ 58,195
Non-interest bearing	94,997
Payables after notice	267,715
Payable on a fixed date	308,478
Total	729,385	$ 713,714	$ 685,631
Canada [member]
Disclosure Of Deposits [Line Items]
Interest bearing	49,809
Non-interest bearing	84,608
Payables after notice	129,183
Payable on a fixed date	227,402
Total	491,002		427,316
United States [member]
Disclosure Of Deposits [Line Items]
Interest bearing	8,050
Non-interest bearing	10,315
Payables after notice	137,094
Payable on a fixed date	51,987
Total	207,446		232,830
Other countries [member]
Disclosure Of Deposits [Line Items]
Interest bearing	336
Non-interest bearing	74
Payables after notice	1,438
Payable on a fixed date	29,089
Total	30,937		25,485
Banks [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	4,125
Non-interest bearing	1,784
Payables after notice	1,091
Payable on a fixed date	19,553
Total	26,553		26,611
Business and governments [member]
Disclosure Of Deposits [Line Items]
Interest bearing	49,266
Non-interest bearing	54,397
Payables after notice	145,766
Payable on a fixed date	225,052
Total	474,481		442,248
Individuals [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	4,804
Non-interest bearing	38,816
Payables after notice	120,858
Payable on a fixed date	63,873
Total	$ 228,351		$ 216,772